Shareholders’ Equity (Details) - Schedule of Warrants Outstanding and Exercisable - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants, Warrants outstanding beginning	4,469,334	4,469,334	4,469,334
Weighted Average Exercise Price, Warrants outstanding	$ 8.6	$ 8.6	$ 8.6
Warrants, Warrants outstanding ending		4,469,334	4,469,334
Weighted Average Exercise Price, Warrants outstanding ending		$ 8.6	$ 8.6
Warrants, Warrants exercisable
Weighted Average Exercise Price, Warrants exercisable
Warrants, Issued
Weighted Average Exercise Price, Issued
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired	(4,469,334)
Weighted Average Exercise Price, Expired	$ 8.6